Investments in Affiliates	6 Months Ended
Jun. 30, 2023
Investments in Affiliates
Investments in Affiliates

3     Investments in Affiliates

In March 2023, the Company invested $4.3 million in the common shares of a newly established company Carbon Termination Technologies Corporation (“CTTC”), incorporated in the Republic of the Marshall Islands, which represents the Company’s 49% ownership interest. CTTC currently engages in research and development of decarbonization technologies for the shipping industry. Equity method of accounting is used for this investment. The Company’s share of CTTC’s initial expenses amounted to $3.3 million and is presented under “Equity loss on investments” in the condensed consolidated statement of income in the six months ended June 30, 2023.